Risk Management (Tables)	12 Months Ended
Dec. 31, 2018
Risk Management (Tables) [Abstract]
Credit risk exposure of the financial instruments

We present below the credit risk exposure of the financial instruments:

	R$ thousand
	On December 31, 2018
	Gross value	Expected loss	Book value
Financial assets
Cash and balances with banks (Note 20)	107,209,743	-	107,209,743
Financial assets at fair value through profit or loss (Note 21)	246,161,150	-	246,161,150
Financial assets at fair value through other comprehensive income (Note 24)	178,050,536	(337,506)	178,050,536
Loans and advances to banks (Note 26)	105,250,928	(1,978)	105,248,950
Loans and advances to customers (Note 27)	411,492,655	(31,105,579)	380,387,076
Securities at amortized cost (Note 28)	143,626,776	(3,022,038)	140,604,738
Other financial assets (Note 35)	43,893,309	-	43,893,309
Provision for Expected Loss
Loan Commitments (Note 27)	-	(2,551,676)	(2,551,676)
Financial guarantees (Note 27)	-	(719,216)	(719,216)
Items not recorded in the balance sheet (Note 46)	301,345,624	-	301,345,625
Total risk exposure	1,537,030,721	(37,737,993)	1,499,630,235

Concentration of credit risk

Concentration of credit risk

	On December 31
	2018	2017
Largest borrower	2.2%	2.5%
10 largest borrowers	9.1%	8.2%
20 largest borrowers	12.9%	12.2%
50 largest borrowers	18.6%	17.8%
100 largest borrowers	22.9%	22.2%

The credit-risk concentration analysis presented

The credit-risk concentration analysis presented below is based on the economic activity sector in which the counterpart operates.

	On December 31 - R$ thousand
	2018	%	2017	%
Public sector	9,259,368	2.3	9,676,927	2.6
Oil, derivatives and aggregate activities	9,092,151	2.2	9,410,382	2.5
Production and distribution of electricity	1,829	-	1,322	-
Other industries	165,388	-	265,223	0.1
Private sector	402,233,287	97.7	364,136,738	97.4
Companies	209,365,567	50.9	190,148,345	50.9
Real estate and construction activities	25,267,761	6.1	29,383,442	7.9
Retail	32,472,286	7.9	23,935,638	6.4
Services	19,086,508	4.6	17,996,533	4.8
Transportation and concession	17,261,369	4.2	14,190,284	3.8
Automotive	11,284,972	2.7	10,014,454	2.7
Food products	12,040,631	2.9	8,866,028	2.4
Wholesale	11,467,168	2.8	9,045,916	2.4
Production and distribution of electricity	4,784,015	1.2	7,360,804	2.0
Siderurgy and metallurgy	7,698,444	1.9	7,001,290	1.9
Sugar and alcohol	6,907,858	1.7	7,042,811	1.9
Other industries	61,094,555	14.8	55,311,145	14.8
Individuals	192,867,720	46.9	173,988,393	46.5
Total portfolio	411,492,655	100.0	373,813,665	100.0
Impairment of loans and advances	(31,105,579)		(27,055,566)
Total of net loans and advances to customers	380,387,076		346,758,099

Financial effect of the guarantee on credit and financial lease transactions

The table below shows the financial effect of the guarantee on credit and financial lease transactions.

	R$ thousand
	2018
	Book value	Fair Value Guarantees
Individuals	192,867,720	121,318,093
Stage 1	165,031,788	109,456,403
Stage 2	15,354,577	8,925,277
Stage 3	12,481,355	2,936,413

Companies	218,624,935	77,161,470
Stage 1	177,191,748	61,244,814
Stage 2	21,750,673	7,374,186
Stage 3	19,682,514	8,542,470
Total	411,492,655	198,479,563

(1) Of the total balance of credit operations, R$284,373,526 thousand refers to operations without guarantees.

Financial Exposure - Trading Portfolio

Financial Exposure - Trading Portfolio (Fair value)

Risk factors	R$ thousand
	On December 31
	2018		2017
	Assets	Liabilities	Assets	Liabilities
Fixed rates	8,131,939	6,081,794	11,614,849	6,184,099
IGP-M (General Index of market pricing) / IPCA (Consumer price index)	249,922	191,486	1,053,893	532,957
Exchange coupon	1,090,277	785,578	1,808,598	1,658,084
Foreign Currency	1,471,956	1,611,049	1,808,598	2,103,715
Equities	776,376	776,735	461,957	468,911
Sovereign/Eurobonds and Treasuries	3,805,259	1,099,612	560,619	360,252
Other	685,724	31,729	257,537	98,517
Total	16,211,453	10,577,983	17,566,051	11,406,535

The 1-day VaR of Trading Portfolio net of tax effects

The 1-day VaR of Trading Portfolio net of tax effects in end of 2018 was R$5,776 thousand, with the interest rate risk Sovereign/Eurobonds and Treasuries as the largest participation of the portfolio.

Risk factors	R$ thousand
	On December 31
	2018	2017
Fixed rates	850	8,956
IGPM/IPCA	264	2,751
Exchange coupon	142	48
Foreign Currency	712	2,925
Sovereign/Eurobonds and Treasuries	3,770	826
Equities	655	289
Other	1,597	1
Correlation/diversification effect	(2,214)	(1,379)
VaR at the end of the year	5,776	14,417

Average VaR in the year	21,624	24,024
Minimum VaR in the year	4,316	5,499
Maximum VaR in the year	76,935	100,640

The capital is calculated by the normal delta VaR model based in Regulatory Portfolio

The capital is calculated by the normal delta VaR model based in Regulatory Portfolio, composed by Trading Portfolio and the Foreign Exchange Exposures and the Commodities Exposure of the Banking Portfolio. In addition, the historical simulation and the Delta-Gama-Vega models of risk are applied to measure all risk factors to an options portfolio, whichever is the most conservative, whereby this risk of options is added to the VaR of the portfolio. In this model, risk value is extrapolated to the regulatory horizon([1]) (the highest between 10 days and the horizon of the portfolio)  by the ‘square root of time' method. VaR and Stressed VaR shown below refer to a ten-day horizon and are net of tax effects.

Risk factors	R$ thousand
	On December 31
	2018		2017
	VaR	Stressed	VaR	Stressed
Interest rate	8,131	47,851	37,659	48,400
Exchange rate	5,666	20,959	7,715	17,300
Commodity price (Commodities)	8,194	14,704	1,110	200
Equities	3,355	4,844	2,065	7,400
Correlation/diversification effect	(7,569)	33,180	36,429	240
VaR at the end of the year	17,777	121,538	84,978	73,540

Average VaR in the year	69,852	117,946	87,358	107,059
Minimum VaR in the year	17,777	57,523	24,945	26,803
Maximum VaR in the year	252,797	231,080	369,342	236,895

The possible impacts on positions in stress scenarios

The Organization also assesses on a daily basis, the possible impacts on positions in stress scenarios for the next 20 business days, with limits established in the governance process. Thus, considering the effect of diversification between the risk factors and the tax effects, the average of the possible loss estimates in a stress situation would be R$185,192 thousand in 2018 (2017 - R$168,751 thousand), and the maximum estimated loss in the year of 2018 would be R$419,677 thousand (2017 - R$387,884 thousand).

	R$ thousand
	On December 31
	2018	2017
At the end of the year	59,489	103,949
Average in the year	185,192	168,751
Minimum in the year	52,716	53,426
Maximum in the year	419,677	387,884

Sensitivity Analysis - Trading Portfolio

Sensitivity Analysis - Trading Portfolio

		R$ thousand
		Trading Portfolio (1)
		On December 31
		2018			2017
		Scenarios			Scenarios
		1	2	3	1	2	3
Interest rate in Reais	Exposure subject to variations in fixed interest rates and interest rate coupons	(67)	(11,474)	(22,374)	(359)	(61,497)	(120,385)
Price indexes	Exposure subject to variations in price index coupon rates	(22)	(2,462)	(4,706)	(147)	(17,576)	(33,298)
Exchange coupon	Exposure subject to variations in foreign currency coupon rates	(3)	(236)	(460)	(9)	(420)	(839)
Foreign currency	Exposure subject to exchange rate variations	(331)	(8,265)	(16,529)	(1,629)	(40,736)	(81,473)
Equities	Exposure subject to variation in stock prices	(88)	(2,195)	(4,389)	(1,215)	(30,378)	(60,757)
Sovereign/Eurobonds and Treasuries	Exposure subject to variations in the interest rate of securities traded on the international market	(315)	(93,073)	(129,865)	(2,469)	(61,730)	(123,461)
Other	Exposure not classified in other definitions	-	(37)	(73)	-	-	-
Total excluding correlation of risk factors		(826)	(117,742)	(178,396)	(5,828)	(212,337)	(420,213)
Total including correlation of risk factors		(429)	(93,092)	(130,432)	(3,448)	(131,662)	(259,684)

Sensitivity Analysis - Trading and Banking Portfolios

Sensitivity Analysis - Trading and Banking Portfolios

		R$ thousand
		Trading and Banking Portfolios (1)
		On December 31
		2018			2017
		Scenarios			Scenarios
		1	2	3	1	2	3
Interest rate in Reais	Exposure subject to variations in fixed interest rates and interest rate coupons	(16,141)	(2,973,012)	(5,760,223)	(12,579)	(2,339,939)	(4,560,181)
Price indexes	Exposure subject to variations in price index coupon rates	(8,410)	(913,671)	(1,630,441)	(512)	(56,130)	(107,716)
Exchange coupon	Exposure subject to variations in foreign currency coupon rates	(1,368)	(119,441)	(229,387)	(1,575)	(80,110)	(158,548)
Foreign currency	Exposure subject to exchange rate variations	(407)	(10,119)	(20,238)	(600)	(15,004)	(30,008)
Equities	Exposure subject to variation in stock prices	(21,229)	(530,729)	(1,061,459)	(16,289)	(407,237)	(814,475)
Sovereign/Eurobonds and Treasuries	Exposure subject to variations in the interest rate of securities traded on the international market	(1,762)	(92,193)	(184,758)	(4,978)	(205,764)	(406,054)
Other	Exposure not classified in other definitions	(412)	(10,298)	(20,596)	(12)	(307)	(613)
Total excluding correlation of risk factors		(49,729)	(4,649,463)	(8,907,102)	(36,545)	(3,104,491)	(6,077,595)
Total including correlation of risk factors		(37,535)	(3,905,602)	(7,499,908)	(26,956)	(2,678,101)	(5,232,466)

The level of the ratio between high quality liquid assets and total net cash outflows

In accordance with the LCR implantation schedule, the level of the ratio between HQLA and total net cash outflows must comply with the following schedule:

Year	2016	2017	2018	As of 2019
% Required	70%	80%	90%	100%

The average LCR Prudential Conglomerate

The table below shows the average LCR Prudential Conglomerate:

R$ thousand
Information on the Liquidity Coverage Ratio (LCR)
		On December 31 (1)		On December 31 (2)
		2018		2017
		Average Amount (3)	Weighted Average Amount (4)	Average Amount (3)	Weighted Average Amount (4)
Number of Line	High Quality Liquid Assets (HQLA)
1	Total High Quality Liquid Assets (HQLA)		140,377,669		125,596,242
Number of Line	Cash Outlows
2	Ratail funding:	235,539,799	21,919,302	210,005,411	17,749,477
3	Stable funding	119,809,242	5,990,462	135,661,528	6,783,076
4	Less stable funding	115,730,557	15,928,840	74,343,883	10,966,401
5	Non-collateralized wholesale funding:	125,136,835	50,927,871	112,474,083	50,716,519
6	Operating deposits (all counterparties) and affiliated cooperative deposits	8,648,728	432,436	8,152,936	407,647
7	Non-operating deposits (all counterparties)	115,864,088	49,871,416	103,275,838	49,263,563
8	Other non-collateralized wholesale funding	624,019	624,019	1,045,309	1,045,309
9	Collateralized wholesale funding	-	5,361,781	-	6,656,909
10	Additional requirements:	104,341,246	14,181,343	97,751,894	13,746,422
11	Related to exposure to derivatives and other collateral requirements	14,419,270	6,741,269	15,192,265	7,089,564
12	Related to funding losses through the issue of debt instruments	554,811	554,811	345,574	345,574
13	Related to lines of credit and liquidity	89,367,165	6,885,263	82,214,055	6,311,284
14	Other contractual obligations	33,875,647	31,857,396	30,492,461	28,811,462
15	Other contingent obligations	122,319,336	4,915,397	131,133,680	5,160,312
16	Total cash outflows	-	129,163,090	-	122,841,101
Number of Line	Cash Inflows
17	Collateralized loans	95,238,798	-	161,500,640	-
18	Outstanding loans whose payments are fully up-to-date	30,039,902	16,950,831	32,424,050	21,009,387
19	Other cash inflows	37,235,944	30,511,989	24,624,328	21,429,233
20	Total cash inflows	162,514,644	47,462,820	218,549,018	42,438,620
			Total Adjusted Amount (5)		Total Adjusted Amount (5)
21	Total HQLA		140,377,669		125,596,242
22	Total net cash outflow		81,700,271		80,402,480
23	LCR (%) (5)		171.8%		156.2%

(1) Calculated based on the simple daily average of the months that compose the quarter (61 observations);

(2) Calculated based on the simple average of the closing of the months that compose the quarter (3 observations);

(3) Corresponds to the total balance related to the item of cash inflows or outflows;

(4) Corresponds to the value after application of the weighting factors; and

(5) Corresponds to the calculated value after the application of weighting factors and limits.

NSFR of December of the Prudential Conglomerate

The following table shows the NSFR of December of the Prudential Conglomerate:

R$ thousand
Information on the Long-term Indicator (NSFR)
		On December 31, 2018 (1)				Weighted Average (2)
		Amount per effective term of residual maturity
		Without expiration	Less than 6 months	Greater than or equal to 6 months and less than one year	Greater than or equal to one year
Number of Line	Available stable funding (ASF)
1	Capital	121,289,750	-	-	47,181,305	168,471,055
2	Reference Equity, gross of regulatory deductions	121,289,750	-	-	-	121,289,750
3	Other instruments not included in line 2	-	-	-	47,181,305	47,181,305
4	Ratail funding:	125,747,484	121,158,207	928,202	3,531,590	232,929,002
5	Stable funding	80,033,425	46,858,729	46,015	467	120,591,728
6	Less stable funding	45,714,059	74,299,478	882,187	3,531,123	112,337,274
7	Wholesale Funding, of which:	22,215,270	360,387,800	37,722,267	113,139,255	203,870,597
8	Operating deposits and deposits of affiliated cooperatives	9,164,749	-	-	-	4,157,051
9	Other wholesale fundings	13,050,521	360,387,800	37,722,267	113,139,255	199,713,546
10	Operations in which the institution acts exclusively as an intermediary, assuming no rights or obligations, even if contingent	-	26,014,027	20,575	203,130	-
11	Other liabilities, of which:	67,588,097	16,123,614	-	-	2,394,664
12	Derivatives whose replacement value is less than zero	-	16,123,614	-	-	-
13	Other liabilities or shareholders' equity not included in the previous items	67,588,097	-	-	-	2,394,664
14	Total of Available Stable Funding (ASF)	-	-	-	-	607,665,318
15	Total High Quality Liquid Assets (HQLA)	-	-	-	-	10,978,040
16	Operating deposits held in other financial institutions	-	-	-	-	-
17	Securities, securities and transactions with financial institutions, non-financial institutions and central banks, of which:	4,981,329	208,163,497	51,172,541	237,826,970	281,492,138
18	Transactions with financial institutions collateralized by Level 1 HQLA	-	5,583,766	-	-	558,377
19	Transactions with financial institutions collateralized by HQLA Level 2A, Level 2B or without collateral	-	100,234,344	2,463,757	2,351,303	5,077,176
20	Loans and financing granted to wholesale, retail, central government and central bank operations, of which:	-	96,715,762	46,251,306	142,375,233	195,963,868
21	Operations with a Risk Weighting Factor (FPR) of less than or equal to 35%, pursuant to Circular No. 3644, of 2013	-	-	-	-	-
22	Residential real estate financing, of which:	-	904,499	892,290	30,708,792	20,859,110
23	Operations that comply with the provisions of Circular No. 3644, of 2013, art. 22	-	904,499	892,290	30,708,792	20,859,110
24	Securities not eligible for HQLA, including shares traded on the stock exchange	4,981,329	4,725,126	1,565,188	62,391,642	59,033,607
25	Operations in which the institution acts exclusively as an intermediary, assuming no rights or obligations, even if contingent	-	28,233,429	4,997,705	231,882	-
26	Other assets, of which:	190,860,571	14,761,798	1,377,311	26,863,862	178,448,719
27	Operations with gold and commodities, including those with a forecast of physical settlement	-	-	-	-	-
28	Assets provided as a result of the deposit of initial guarantee margin in operation with derivatives and participation in	-	-	-	9,091,888	7,728,105
	mutualized guarantee funds of clearing houses and clearing and settlement service providers that are interposed as central counterparty
29	Derivatives whose replacement value is greater than or equal to zero	-	-	-	14,140,931	-
30	Derivatives whose replacement value is less than zero, gross of the deduction of any guarantee provided as a result of the margin deposit	-	-	-	-	806,181
31	Other assets not included in the previous lines	190,860,571	14,761,798	1,377,311	3,631,043	169,914,433
32	Transactions not recorded in the balance sheet	-	305,134,878	-	-	11,028,648
33	Total Required Stable Funding (RSF)	-	-	-	-	481,947,544
34	NSFR (%)					126.1%

The cash flows payable for non-derivative financial liabilities

The table below presents the cash flows payable for non-derivative financial liabilities, covering the remaining contractual period to maturity as from the date of the consolidated statement of financial position. The values disclosed in this table represent the undiscounted contractual cash flows.

	R$ thousand
	On December 31, 2018
	Up to 1 month	From 1 to 3 months	From 3 months to 1 year	From 1 to 5 years	More than 5 years	Total

Deposits from banks	187,971,161	11,043,189	31,568,186	18,339,106	6,278,070	255,199,712
Deposits from customers	154,751,012	8,321,457	51,709,653	142,724,058	86,171	357,592,351
Funds from issuance of securities	2,715,463	7,704,113	57,416,558	110,993,400	2,819,759	181,649,293
Subordinated debt	303,419	83,095	6,290,777	25,122,764	43,080,703	74,880,758
Other financial liabilities (1)	38,764,438	11,790,526	4,717,811	3,672,499	3,652,961	62,598,235
Total liabilities	384,505,493	38,942,380	151,702,985	300,851,827	55,917,664	931,920,349

	R$ thousand
	On December 31, 2017
	Up to 1 month	From 1 to 3 months	From 3 months to 1 year	From 1 to 5 years	More than 5 years	Total

Deposits from banks	197,275,471	17,199,209	47,240,285	25,251,295	6,593,477	293,559,737
Deposits from customers	141,846,015	7,519,939	16,476,264	106,861,185	117,268	272,820,671
Funds from issuance of securities	3,346,915	13,222,173	69,548,689	77,143,455	1,503,901	164,765,133
Subordinated debt	896,349	3,705,136	6,942,643	27,064,409	33,166,577	71,775,114
Other financial liabilities (1)	43,606,124	8,785,744	2,290,146	3,711,492	4,046,006	62,439,512
Total liabilities	386,970,874	50,432,201	142,498,027	240,031,836	45,427,229	865,360,167

The derivative financial liabilities that will be settled at net value

The table below analyzes the derivative financial liabilities that will be settled at net value, grouped based on the period remaining from the reporting date to the respective maturity date. The values disclosed in the table are undiscounted cash flows.

	R$ thousand
	On December 31, 2018
	Up to 1 month	From 1 to 3 months	From 3 months to 1 year	From 1 to 5 years	More than 5 years	Total

Differential of swaps payable	1,302,578	464,191	6,428,914	6,266,955	350,374	14,813,012
Non-deliverable forwards	96,680	141,438	250,176	25,676	637	514,607
• Purchased	14,062	17,695	101,869	18,090	637	152,353
• Sold	82,618	123,743	148,307	7,586	-	362,254
Premiums of options	1,001,464	20,355	127,983	123,491	372,057	1,645,350
Adjustment payables - future	21,283	-	-	-	-	21,283
Total of derivative liabilities	2,422,005	625,984	6,807,073	6,416,122	723,068	16,994,252

	R$ thousand
	On December 31, 2017
	Up to 1 month	From 1 to 3 months	From 3 months to 1 year	From 1 to 5 years	More than 5 years	Total

Differential of swaps payable	279,134	125,468	536,406	12,169,717	166,038	13,276,763
Non-deliverable forwards	201,115	95,761	147,710	66,682	737	512,005
• Purchased	73,599	53,513	90,914	65,640	737	284,403
• Sold	127,516	42,248	56,796	1,042	-	227,602
Premiums of options	551,220	13,510	34,443	63,052	303,200	965,425
Adjustment payables - future	155,305	-	-	-	-	155,305
Total of derivative liabilities	1,186,774	234,739	718,559	12,299,451	469,975	14,909,498

The financial assets and liabilities of the Organization segregated by maturities

The tables below show the financial assets and liabilities of the Organization segregated by maturities used for the management of liquidity risks, in accordance with the remaining contractual maturities on the reporting date:

R$ thousand
On December 31, 2018
Current				Non-current			Total
	1 to 30 days	31 to 180 days	181 to 360 days	1 to 5 years	More than 5 years	No stated maturity

Assets
Cash and balances with banks	107,209,743	-	-	-	-	-	107,209,743
Financial assets at fair value through profit or loss	3,129,166	3,917,446	5,425,013	164,553,949	61,990,603	7,144,973	246,161,150
Financial assets at fair value through other comprehensive income	17,262,976	44,288,649	14,212,201	67,290,177	24,067,050	10,929,483	178,050,536
Loans and advances to customers, net of impairment	62,060,766	92,247,120	52,642,217	124,423,414	49,013,559	-	380,387,076
Loans and advances to banks, net of impairment	32,770,492	68,354,830	1,831,146	2,292,482	-	-	105,248,950
Securities, net of provision for losses	1,040,454	2,361,956	855,476	91,922,854	44,423,998	-	140,604,738
Other financial assets (1)	29,524,094	134,393	131,233	11,910,297	2,193,292	-	43,893,309
Total financial assets	252,997,691	211,304,394	75,097,286	462,393,173	181,688,502	18,074,456	1,201,555,502

Liabilities
Financial liabilities at amortized cost
- Deposits from banks	193,135,637	20,377,472	13,489,852	15,646,679	4,664,339	-	247,313,979
- Deposits from customers (2)	154,046,665	15,639,175	42,076,109	128,959,777	26,470	-	340,748,196
- Funds from issuance of securities	2,598,083	29,410,415	34,192,057	81,108,678	719,785	-	148,029,018
- Subordinated debt	7,059	149,894	6,305,187	22,492,556	15,434,005	9,254,743	53,643,444
- Other financial liabilities (3)	38,764,438	11,790,526	4,717,811	3,672,499	3,652,961	-	62,598,235
Financial liabilities at fair value through profit or loss	15,066,551	373,896	162,153	177,029	372,458	-	16,152,087
Provision for Expected Loss
- Loan Commitments	-	-	-	2,551,676	-	-	2,551,676
- Financial guarantees	-	-	-	719,216	-	-	719,216
Insurance technical provisions and pension plans (2)	216,282,259	2,347,327	939,034	32,009,667	-	-	251,578,287
Total financial liabilities	619,900,692	80,088,705	101,882,203	287,337,777	24,870,018	9,254,743	1,123,334,138

	R$ thousand
	On December 31, 2017
	Current			Non-current			Total
	1 to 30 days	31 to 180 days	181 to 360 days	1 to 5 years	More than 5 years	No stated maturity

Assets
Cash and balances with banks	81,742,951	-	-	-	-	-	81,742,951
Financial assets held for trading	15,181,714	10,934,575	5,501,249	146,527,365	56,173,284	7,391,854	241,710,041
Financial assets available for sale	2,422,266	9,392,915	19,351,886	83,816,085	33,391,763	11,037,807	159,412,722
Investments held to maturity	7,753	2,454	19,205	10,284,940	28,691,766	-	39,006,118
Financial assets pledged as collateral	25,977,537	111,922,357	2,543,922	40,965,417	2,565,940	-	183,975,173
Loans and advances to banks	23,136,673	3,544,426	3,387,187	1,754,483	424,955	-	32,247,724
Loans and advances to customers	55,830,036	80,715,548	51,526,092	114,151,120	44,535,303	-	346,758,099
Other financial assets (1)	25,375,820	1,340,567	1,807,856	11,322,882	1,872,358	-	41,719,483
Total financial assets	229,674,750	217,852,842	84,137,397	408,822,292	167,655,369	18,429,661	1,126,572,311

Liabilities
Deposits from banks	197,177,061	29,640,587	31,589,994	22,221,075	5,328,751	-	285,957,468
Deposits from customers (2)	142,525,722	11,400,607	10,531,633	97,523,112	27,371	-	262,008,445
Financial liabilities held for trading	13,552,386	201,643	81,073	134,649	305,248	-	14,274,999
Funds from issuance of securities	3,422,727	31,299,770	48,540,240	51,142,979	768,374	-	135,174,090
Subordinated debt	738,929	9,428,997	640,536	20,767,242	18,603,697	-	50,179,401
Insurance technical provisions and pension plans (2)	207,499,559	2,411,996	939,034	28,239,001	-	-	239,089,590
Other financial liabilities (3)	43,606,124	8,785,744	2,290,146	3,711,492	4,046,006	-	62,439,512
Total financial liabilities	608,522,508	93,169,344	94,612,656	223,739,550	29,079,447	-	1,049,123,505

The assets and liabilities of the Company segregated by current and non-current

The tables below show the assets and liabilities of the Organization segregated by current and non-current, in accordance with the remaining contractual maturities on the reporting date:

	R$ thousand
	On December 31, 2018
	Current	Non-current	Total
Assets
Total financial assets	539,399,371	662,156,131	1,201,555,502
Non-current assets held for sale	1,353,330	-	1,353,330
Investments in associated companies	-	8,125,799	8,125,799
Premises and equipment	-	8,826,836	8,826,836
Intangible assets and goodwill, net of accumulated amortization	-	16,128,548	16,128,548
Taxes to be offset	3,683,210	9,815,054	13,498,264
Deferred income tax assets	-	48,682,569	48,682,569
Other assets	5,443,840	1,929,026	7,372,866
Total non-financial assets	10,480,380	93,507,832	103,988,212
Total assets	549,879,751	755,663,963	1,305,543,714

Liabilities
Total financial liabilities	801,871,600	321,462,538	1,123,334,138
Other reserves	1,846,682	17,955,489	19,802,171
Current income tax liabilities	2,373,261	-	2,373,261
Deferred income tax assets	48,925	1,151,664	1,200,589
Other liabilities	32,630,277	1,527,158	34,157,435
Total non-financial liabilities	36,899,145	20,634,311	57,533,456
Total equity	-	124,676,120	124,676,120
Total liabilities	838,770,745	466,772,969	1,305,543,714

	R$ thousand
	On December 31, 2017
	Current	Non-current	Total
Assets
Total financial assets	531,664,989	594,907,322	1,126,572,311
Non-current assets held for sale	1,520,973	-	1,520,973
Investments in associated companies	-	8,257,384	8,257,384
Premises and equipment	-	8,432,475	8,432,475
Intangible assets and goodwill, net of accumulated amortization	-	16,179,307	16,179,307
Taxes to be offset	4,589,981	5,934,594	10,524,575
Deferred income tax assets	-	43,731,911	43,731,911
Other assets	6,602,669	2,531,835	9,134,504
Total non-financial assets	12,713,623	85,067,506	97,781,129
Total assets	544,378,612	679,974,828	1,224,353,440

Liabilities
Total financial liabilities	796,304,508	252,818,997	1,049,123,505
Other reserves	1,349,366	17,141,361	18,490,727
Current income tax liabilities	2,416,345	-	2,416,345
Deferred income tax assets	36,344	1,215,503	1,251,847
Other liabilities	33,460,225	1,917,087	35,377,312
Total non-financial liabilities	37,262,280	20,273,951	57,536,231
Total equity	-	117,693,704	117,693,704
Total liabilities	833,566,788	390,786,652	1,224,353,440

The composition of the financial assets and liabilities measured at fair value

The tables below present the composition of the financial assets and liabilities measured at fair value, classified using the hierarchical levels:

	R$ thousand
	On December 31, 2018
	Level 1	Level 2	Level 3	Fair Value
Brazilian government securities	202,199,216	4,556,831	3	206,756,050
Corporate debt and marketable equity securities	3,678,532	5,206,852	418,558	9,303,942
Bank debt securities	1,554,257	8,610,197	-	10,164,454
Mutual funds	3,657,393	-	-	3,657,393
Foreign governments securities	849,114	-	-	849,114
Brazilian sovereign bonds	659,603	-	-	659,603
Financial assets at fair value through profit or loss	212,598,115	18,373,880	418,561	231,390,556
Derivative financial instruments (assets)	34,752	14,699,247	36,595	14,770,594
Derivative financial instruments (liabilities)	(32,434)	(16,095,752)	(23,901)	(16,152,087)
Derivatives	2,318	(1,396,505)	12,694	(1,381,493)
Brazilian government securities	150,778,773	-	39,982	150,818,755
Corporate debt securities	3,761,191	1,664,892	549,111	5,975,194
Bank debt securities	5,715,372	205,704	-	5,921,076
Brazilian sovereign bonds	1,564,667	-	-	1,564,667
Mutual funds	2,841,361	-	-	2,841,361
Marketable equity securities and other stocks	5,266,028	2,649,350	3,014,105	10,929,483
Financial assets at fair value through other comprehensive income	169,927,392	4,519,946	3,603,198	178,050,536
Total	382,527,825	21,497,321	4,034,453	408,059,599

	R$ thousand
	On December 31, 2017
	Level 1	Level 2	Level 3	Fair Value
Brazilian government securities	198,273,452	3,975,816	4	202,249,272
Corporate debt and marketable equity securities	3,716,053	8,271,295	352,442	12,339,790
Bank debt securities	1,952,015	6,396,254	-	8,348,269
Mutual funds	4,377,508	-	-	4,377,508
Foreign governments securities	528,010	-	-	528,010
Brazilian sovereign bonds	307	-	-	307
Trading securities	208,847,345	18,643,365	352,446	227,843,156
Derivative financial instruments (assets)	46,601	13,814,312	5,972	13,866,885
Derivative financial instruments (liabilities)	-	(14,264,124)	(10,875)	(14,274,999)
Derivatives	46,601	(449,812)	(4,903)	(408,114)
Brazilian government securities	103,237,635	-	44,123	103,281,758
Corporate debt securities	4,786,078	31,740,856	3,451,696	39,978,630
Bank debt securities	1,086,454	97,399	-	1,183,853
Brazilian sovereign bonds	728,127	-	-	728,127
Foreign governments securities	3,202,547	-	-	3,202,547
Marketable equity securities and other stocks	4,380,606	3,261,732	3,395,469	11,037,807
Available-for-sale securities	117,421,447	35,099,987	6,891,288	159,412,722
Brazilian government securities	53,841,066	-	-	53,841,066
Corporate debt securities	825,287	-	-	825,287
Bank debt securities	4,904,070	-	-	4,904,070
Brazilian sovereign bonds	713,555	-	-	713,555
Financial assets pledged as collateral	60,283,978	-	-	60,283,978
Total	386,599,371	53,293,540	7,238,831	447,131,742

Reconciliation of all assets and liabilities measured at fair value

The table below presents a reconciliation of all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the years 2018 and 2017:

	R$ thousand
	Financial assets at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Derivatives	Total

Balance on December 31, 2016	287,224	5,013,353	(8,617)	5,291,960
Included in the statement of income and other comprehensive income	15,868	(735,002)	-	(719,134)
Acquisitions	74,908	4,019,844	3,714	4,098,466
Write-offs	(25,554)	(1,406,907)	-	(1,432,461)
Balance on December 31, 2017	352,446	6,891,288	(4,903)	7,238,831
Included in the statement of income and other comprehensive income	24,142	(374,664)	-	(350,522)
Acquisitions	150,950	91,668	17,597	260,215
Write-offs	(22,262)	(939)	-	(23,201)
Transfer with categories (1)	-	(3,419,149)	-	(3,419,149)
Transfer levels	(86,715)	320,342	-	233,627
Balance on December 31, 2018	418,561	3,508,546	12,694	3,939,801

The gains/(losses) due to changes in fair value, including the realized and unrealized gains and losses, recorded in the consolidated statement of income for Level 3 assets and liabilities

The tables below show the gains/(losses) due to changes in fair value, including the realized and unrealized gains and losses, recorded in the consolidated statement of income for Level 3 assets and liabilities during the years 2018, 2017 and 2016:

	R$ thousand
	Year ended December 31, 2018
	Financial assets at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Total

Interest and similar income	8,415	79,579	87,994
Net trading gains/(losses) realized and unrealized	15,727	(454,243)	(438,516)
Total	24,142	(374,664)	(350,522)

	R$ thousand
	Year ended December 31, 2017
	Financial assets held for trading	Financial assets available for sale	Total

Interest and similar income	25,967	182,269	208,236
Net trading gains/(losses) realized and unrealized	(10,099)	(917,271)	(927,370)
Total	15,868	(735,002)	(719,134)

	R$ thousand
	Year ended December 31, 2016
	Financial assets held for trading	Financial assets available for sale	Total

Interest and similar income	16,518	207,164	223,682
Net trading gains/(losses) realized and unrealized	(3,363)	(1,381,389)	(1,384,752)
Total	13,155	(1,174,225)	(1,161,070)

Sensitivity analysis for financial assets

Sensitivity analysis for financial assets classified as Level 3

	R$ thousand
	On December 31, 2018
	Impact on income (1)			Impact on shareholders' equity (1)
	1	2	3	1	2	3
Interest rate in Reais	(7)	(1,491)	(2,669)	(102)	(20,473)	(36,901)
Price indexes	-	-	-	(16)	(1,750)	(3,296)
Equities	(1,748)	(43,705)	(87,410)	(15,987)	(399,669)	(799,338)

	R$ thousand
	On December 31, 2017
	Impact on income (1)			Impact on shareholders' equity (1)
	1	2	3	1	2	3
Interest rate in Reais	(8)	(1,931)	(3,482)	(63)	(14,873)	(26,345)
Price indexes	-	-	-	(10)	(1,269)	(2,394)
Equities	(1,351)	(33,783)	(67,567)	(17,825)	(445,615)	(891,231)

Carrying amounts and the fair values of the financial assets and liabilities that were not presented in the consolidated statements of financial position at their fair value

The table below summarizes the carrying amounts and the fair values of the financial assets and liabilities that were not presented in the consolidated statements of financial position at their fair value, classified using the hierarchical levels:

	R$ thousand
	On December 31, 2018
	Fair Value				Book value
	Level 1	Level 2	Level 3	Total
Financial assets (1)
Loans and receivables
· Banks	-	105,248,950	-	105,248,950	105,248,950
· Customers	-	-	381,797,390	381,797,390	380,387,076
Securities at amortized cost	90,337,827	50,758,010	5,827,822	146,923,659	140,604,738

Financial liabilities
Deposits from banks	-	-	248,216,967	248,216,967	247,313,979
Deposits from customers	-	-	340,512,921	340,512,921	340,748,196
Funds from issuance of securities	-	-	147,572,438	147,572,438	148,029,018
Subordinated debt	-	-	54,081,544	54,081,544	53,643,444

	R$ thousand
	On December 31, 2017
	Fair Value				Book value
	Level 1	Level 2	Level 3	Total
Financial assets
Financial assets pledged as collateral
· securities purchased under agreements to resell	-	123,691,195	-	123,691,195	123,691,195
Held to maturity	29,182,489	11,963,782	-	41,146,271	39,006,118
Loans and receivables
· Banks (1)	-	32,247,724	-	32,247,724	32,247,724
· Customers (1)	-	-	346,633,592	346,633,592	346,758,099

Financial liabilities
Deposits from banks	-	-	285,716,505	285,716,505	285,957,468
Deposits from customers	-	-	261,760,442	261,760,442	262,008,445
Funds from issuance of securities	-	-	134,890,631	134,890,631	135,174,090
Subordinated debt	-	-	51,012,436	51,012,436	50,179,401

detailed information on the Organization's Capital, in compliance with the Prudential Conglomerate

Following is the detailed information on the Organization's Capital, in compliance with the Prudential Conglomerate:

Calculation basis - Basel Ratio	R$ thousand
	Basel III
	On December 31
	2018	2017
	Prudential
Tier I capital	90,322,147	80,084,744
Common equity	81,090,060	75,079,777
Shareholders' equity	121,120,869	110,457,476
Minority / Other	169,606	68,072
Prudential adjustments (1)	(40,200,415)	(35,445,771)
Additional Capital (3)	9,232,087	5,004,967
Tier II capital	27,618,026	24,588,090
Subordinated debts (Resolution No. 4.192/13)	22,416,933	16,947,024
Subordinated debts (prior to Resolution No. 4.192/13)	5,201,093	7,641,066
Reference Equity (a)	117,940,173	104,672,834

- Credit risk	598,057,619	554,928,771
- Market risk	10,407,258	8,908,205
- Operational risk	53,150,786	47,605,162
Risk-weighted assets - RWA (b)	661,615,663	611,442,138
Banking Book's Interest Rate Risk	5,180,343	3,527,467
Margin (Capital Buffer) (2)	34,911,835	34,226,583
Basel ratio (a/b)	17.8%	17.1%
Tier I capital	13.7%	13.1%
- Principal capital	12.3%	12.3%
- Additional capital	1.4%	0.8%
Tier II capital	4.2%	4.0%

Detailed comparison of the risk-weighted assets (RWA) of the Prudential Conglomerate

Below is the detailed comparison of the risk-weighted assets (RWA) of the Prudential Conglomerate, regulatory approach:

RWA	R$ thousand
	On December 31
	2018	2017
	Prudential
Credit risk	598,057,619	554,928,771
Risk Weight of 0%	-	-
Risk Weight of 2%	83,052	314,012
Risk Weight of 20%	3,229,634	2,224,147
Risk Weight of 35%	11,393,716	10,208,602
Risk Weight of 50%	32,072,200	25,635,506
Risk Weight of 75%	130,208,551	114,553,059
Risk Weight of 85%	115,191,858	105,938,759
Risk Weight of 100%	265,578,016	261,909,360
Risk Weight of 250%	30,408,772	28,139,531
Risk Weight of 300%	6,634,117	2,920,531
FORMULA (1)	3,250,205	-
Risk Weight up to 1,250%	7,498	3,085,264
Market Risk (2)	10,407,258	8,908,205
Fixed-rate in Reais	3,621,542	5,696,584
Foreign Currency Coupon	6,949,809	838,259
Price Index Coupon	1,399,478	1,756,973
Equities	1,087,814	637,924
Commodities	757,438	449,546
Exposure to Gold, Foreign Currencies and Exchange	4,424,487	3,657,957
Operational Risk	53,150,786	47,605,162
Corporate Finance	1,655,552	1,369,491
Trading and Sales	2,443,551	1,667,449
Retail	10,032,258	9,308,681
Commercial	23,508,471	21,518,843
Payment and Settlement	6,834,660	6,132,749
Financial Agent Services	4,055,903	3,628,257
Asset Management	4,465,702	3,827,848
Retail Brokerage	154,689	151,844
Total Risk Weighted Assets	661,615,663	611,442,138
Total Capital Requirement	(57,064,351)	(56,558,398)
Banking Book's Interest Rate Risk	(5,180,343)	(3,527,467)

Additional Common equity (ACPS) (3)	15,713,372	9,171,632
ACP Conservation	12,405,294	7,643,027
ACP Systemic	3,308,078	1,528,605

The sensibility test for Life Insurance with Survival

The sensitivity test for Life Insurance with Survival, Welfare Coverage and Individual Life Insurance was made considering the same bases and groupings of the TAP test with variation in the assumptions listed below:

	R$ thousand
	On December 31, 2018
	Interest rate	Longevity	Conversion to income
Percentage adjustment to each assumption:	Variation of -5%	0.2%	+ 5 b.p.

Traditional plans (contributing period)	(2,306)	(263)	(4,882)
PGBL and VGBL (contributing period)	(7,502)	(1,166)	(27,316)
All plans(retirement benefit period)	(125,864)	(46,742)	-
Total	(135,672)	(48,171)	(32,198)

For damages, life and health insurance, except individual life

For property, life and health insurance, except individual life, the table below shows increase in the events/claims were to rise 1 percentage point over the 12 months from the calculation base date.

	R$ thousand
	Gross of reinsurance		Net of reinsurance
	On December 31		On December 31
	2018	2017	2018	2017
Auto	(21,721)	(22,347)	(21,721)	(22,347)
RE (Elementary branch)	(8,366)	(9,940)	(7,980)	(8,893)
Life	(29,633)	(28,146)	(29,541)	(28,050)
Dental	(3,941)	(3,495)	(3,941)	(3,495)
Health	(104,574)	(97,923)	(104,574)	(97,923)

Potential exposures are monitored, analyzing

Potential exposures are monitored, analyzing certain concentrations in some type of insurance. The table below shows risk concentration by type of insurance (except health and dental), based on net premiums, net of reinsurance:

Premium issued by branch, net of cancellation	R$ thousand
	On December 31
	2018	2017
Auto	3,987,645	4,086,705
RE (Elementary branch)	1,485,537	1,525,848
Traditional plans	1,892,855	1,788,420
Life insurance	7,041,906	6,904,576
VGBL	23,492,119	28,650,153
PGBL	2,461,808	3,301,623